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February 15, 2007



VIA EDGAR


The United States Securities
  and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549-0506


Subject:  Genworth Life & Annuity VA Separate Account 3
          Genworth Life and Annuity Insurance Company
          SEC File Nos. 333-138258; 811-21970

Ladies and Gentlemen:


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 3, we certify that the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in Pre-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940 to the Registration Statement which was filed electronically and became effective February 14, 2007.

Please contact the undersigned at (804) 281-6910 with any questions regarding this filing.

Sincerely,



Heather Harker
Vice President and Associate General Counsel